Contingent Liabilities and Financial Commitments - Product Liability Outside the United States - Additional Information (Details) Kz in Millions, ₩ in Billions, ₦ in Trillions																						1 Months Ended			12 Months Ended
	Mar. 02, 2019 GBP (£)	Mar. 02, 2019 CAD ($)	Nov. 06, 2017 NGN (₦)	Feb. 17, 2017	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 CAD ($)	Sep. 30, 2016 GBP (£)	Sep. 30, 2016 CAD ($)	Jun. 30, 2016 GBP (£)	Jun. 30, 2016 CAD ($)	Mar. 31, 2016 GBP (£)	Mar. 31, 2016 CAD ($)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 CAD ($)	Oct. 27, 2015 GBP (£)	Oct. 27, 2015 CAD ($)	Jun. 26, 2015 GBP (£)	Jun. 26, 2015 CAD ($)	May 27, 2015 GBP (£)	May 27, 2015 CAD ($)	Feb. 21, 2005 Cigarette	Nov. 30, 2016 AOA (Kz)	Jun. 30, 2010 Cigarette	Jun. 30, 2009 ClassAction	Dec. 31, 2019 GBP (£) ClassAction Cigarette	Dec. 31, 2019 CAD ($) ClassAction Cigarette	Dec. 31, 2019 KRW (₩) ClassAction Cigarette	Dec. 31, 2018 GBP (£)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 CAD ($)
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit seek damage amount																						Kz 800,000,000						£ 1,000,000
Number of class actions in lawsuit																									17	17	17
Imperial Tobacco Group PLC
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date				Feb. 17, 2017
Nigerian Court
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit action commencement date																									Feb. 24, 2017	Feb. 24, 2017	Feb. 24, 2017
Litigation damages sought value			₦ 10.6																						£ 22,000,000,000
Federal High Court
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date																									Nov. 06, 2007	Nov. 06, 2007	Nov. 06, 2007
ANGOLA
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit filing date																												2016-11	2016-11
Filing of response to claim																												Dec. 05, 2016	Dec. 05, 2016
Canada | Growers Class Action
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages sought value																									£ 29,000,000	$ 50,000,000
Canada | Quebec Class Actions
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit																									2	2	2
Litigation settlement amount																			£ 9,100,000,000	$ 15,600,000,000
Litigation settlement provisional execution amount																	£ 658,000,000	$ 1,131,000,000
Litigation settlement guarantee amount																	2,900,000,000	5,000,000,000
Security amount to be posted by parties															£ 573,000,000	$ 984,000,000
Payment of security amount by parties					£ 63,000,000	$ 108,000,000	£ 63,000,000	$ 108,000,000	£ 63,000,000	$ 108,000,000	£ 63,000,000	$ 108,000,000	£ 63,000,000	$ 108,000,000
Claims brought on behalf of minimum number of cigarette consumed | Cigarette																					12				15	15	15
Conditions in granted by superior court as certification																									There are currently two class actions in Quebec. On 21 February 2005, the Quebec Superior Court granted certification in two class actions against Imperial and two other domestic manufacturers. The court certified two classes, with the class definitions being revised in the judgment rendered 27 May 2015. One class consists of residents of Quebec who (a) smoked before 20 November 1998 at least 12 pack years of cigarettes manufactured by the Defendants; and (b) were diagnosed before 12 March 2012 with: lung cancer, or cancer (squamous cell carcinoma) of the throat, or emphysema. The group also includes the heirs of persons deceased after 20 November 1998 who meet the criteria described above. The second consists of residents of Quebec who, as of 30 September 1998, were addicted to nicotine contained in cigarettes and who in addition meet the following three criteria: (a) they started smoking before 30 September 1994 by smoking cigarettes manufactured by the Defendants; (b) between 1 September and 30 September 1998 they smoked on average at least 15 cigarettes manufactured by the Defendants on a daily basis; and (c) they still smoked an average of at least 15 cigarettes manufactured by the Defendants as of 21 February 2005, or until their death if it occurred before that date.	There are currently two class actions in Quebec. On 21 February 2005, the Quebec Superior Court granted certification in two class actions against Imperial and two other domestic manufacturers. The court certified two classes, with the class definitions being revised in the judgment rendered 27 May 2015. One class consists of residents of Quebec who (a) smoked before 20 November 1998 at least 12 pack years of cigarettes manufactured by the Defendants; and (b) were diagnosed before 12 March 2012 with: lung cancer, or cancer (squamous cell carcinoma) of the throat, or emphysema. The group also includes the heirs of persons deceased after 20 November 1998 who meet the criteria described above. The second consists of residents of Quebec who, as of 30 September 1998, were addicted to nicotine contained in cigarettes and who in addition meet the following three criteria: (a) they started smoking before 30 September 1994 by smoking cigarettes manufactured by the Defendants; (b) between 1 September and 30 September 1998 they smoked on average at least 15 cigarettes manufactured by the Defendants on a daily basis; and (c) they still smoked an average of at least 15 cigarettes manufactured by the Defendants as of 21 February 2005, or until their death if it occurred before that date.	There are currently two class actions in Quebec. On 21 February 2005, the Quebec Superior Court granted certification in two class actions against Imperial and two other domestic manufacturers. The court certified two classes, with the class definitions being revised in the judgment rendered 27 May 2015. One class consists of residents of Quebec who (a) smoked before 20 November 1998 at least 12 pack years of cigarettes manufactured by the Defendants; and (b) were diagnosed before 12 March 2012 with: lung cancer, or cancer (squamous cell carcinoma) of the throat, or emphysema. The group also includes the heirs of persons deceased after 20 November 1998 who meet the criteria described above. The second consists of residents of Quebec who, as of 30 September 1998, were addicted to nicotine contained in cigarettes and who in addition meet the following three criteria: (a) they started smoking before 30 September 1994 by smoking cigarettes manufactured by the Defendants; (b) between 1 September and 30 September 1998 they smoked on average at least 15 cigarettes manufactured by the Defendants on a daily basis; and (c) they still smoked an average of at least 15 cigarettes manufactured by the Defendants as of 21 February 2005, or until their death if it occurred before that date.
Litigation settlement reduction of total maximum adjustments	£ 8,000,000,000	$ 13,700,000,000
Payment of litigation initial deposits	658,000,000,000	1,130,000,000
Canada | Quebec Class Actions | Imperial Tobacco Group PLC
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount																			£ 6,100,000	$ 10,400,000,000
Litigation settlement provisional execution amount																	£ 431,000,000	$ 742,000,000
Security amount to be posted by parties															£ 436,000,000	$ 758,000,000
Litigation settlement reduction of total maximum adjustments	5,400,000,000	9,200,000,000
Payment of litigation initial deposits	442,000,000	759,000,000
Litigation settlement initial deposits paid	£ 436,000,000	$ 758,000,000
Canada | Other Canadian Smoking and Health Class Actions
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit																								4	7	7	7
Canada | Imperial Tobacco Canada
Disclosure Of Commitments And Contingencies [Line Items]
Settlement proceeds from judgement																												£ 5,400,000,000		$ 9,200,000,000
Settlement payments																												£ 436,000,000	$ 758,000,000
Kano
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit action commencement date																									May 09, 2007	May 09, 2007	May 09, 2007
Gombe
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit action commencement date																									Oct. 17, 2008	Oct. 17, 2008	Oct. 17, 2008
Oyo
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit action commencement date																									May 30, 2007	May 30, 2007	May 30, 2007
Oyo | Nigerian Court
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit action commencement date																									Nov. 13, 2015	Nov. 13, 2015	Nov. 13, 2015
Lagos
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit action commencement date																									Mar. 13, 2008	Mar. 13, 2008	Mar. 13, 2008
Ogun
Disclosure Of Commitments And Contingencies [Line Items]
Lawsuit action commencement date																									Feb. 26, 2008	Feb. 26, 2008	Feb. 26, 2008
South Korea | National Health Insurance Service
Disclosure Of Commitments And Contingencies [Line Items]
Litigation damages sought value																									£ 35,000,000		₩ 54
British Columbia | Other Canadian Smoking and Health Class Actions
Disclosure Of Commitments And Contingencies [Line Items]
Number of class actions in lawsuit																									2	2	2
Claims brought on behalf of minimum number of cigarette consumed | Cigarette																							25,000